Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss)	$ 152,977	$ (1,850,096)	$ 414,674
Adjustments to reconcile net income (loss) to net cash flows
Depreciation, amortization and impairment	260,844	253,719	278,056
Amortization of debt transaction costs	31,722	38,393	34,639
Loss on early extinguishment of debt	0	48,114	0
Private Placement derivatives loss (gain)	364,214	2,007,089	(808,523)
Foreign currency (gain) loss on loans	(37,805)	11,278	19,264
Non-cash financial loss (gain)	258,623	161,184	(10,709)
Stock based compensation expense	14,111	17,909	25,263
Interest income	(69,374)	(48,027)	(14,044)
Interest expense	348,764	441,554	404,299
Dividend income	(443)	(3,477)	(763)
Changes in working capital:
Increase (decrease) in deferred revenue	574,765	167,401	(167,779)
Changes in other liabilities and assets	184,244	128,705	250,351
Increase in inventories	(36,554)	(9,224)	(12,682)
Changes in deferred tax assets and liabilities	9,173	(427)	(2,077)
Changes in other non-current assets and other non-current liabilities	19,440	15,308	(27,541)
Changes in related party receivables and payables	12,066	(2,420)	(401)
Income taxes paid	(4,758)	(5,652)	(9,362)
Net cash flow from operating activities	2,082,009	1,371,331	372,665
Cash flows from investing activities
Investments in property, plant and equipment and intangible assets	(917,424)	(673,932)	(954,898)
Capital contribution to associated company	(8,500)	(7,000)	0
Proceeds from settlement of investment	0	0	100,000
Prepayment for vessel charter	0	(2,403)	(1,481)
Dividends received	443	3,477	763
Interest received	71,770	45,631	14,114
Net cash flow used in investing activities	(853,711)	(634,227)	(841,502)
Cash flows from financing activities
Repayment of borrowings	(308,750)	(963,758)	(227,692)
Proceeds from borrowings	400,988	1,069,088	670,307
Transaction costs incurred for borrowings	(46,730)	(51,252)	(43,504)
Proceeds from initial public offering, net of underwriting discounts and commissions, and offering expenses	243,927	0	0
Taxes paid related to net share settlement of equity awards	(124,109)	0	0
Dividend distribution	(18,949)	(49,634)	(46,462)
Proceeds from exercise of stock options	12,294	0	0
Penalties paid for early extinguishment of debt	0	(32,987)	0
Principal payments for lease liabilities	(30,709)	(20,586)	(18,328)
Interest payments for lease liabilities	(20,872)	(22,763)	(13,189)
Interest paid	(355,080)	(407,759)	(402,977)
Other	87	0	912
Net cash flow used in financing activities	(247,903)	(479,651)	(80,933)
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes, Total	980,395	257,453	(549,770)
Effect of exchange rate changes on cash and cash equivalents	(4,436)	3,120	(9,863)
Net increase (decrease) in cash and cash equivalents	975,959	260,573	(559,633)
Cash and cash equivalents at January 1	1,513,713	1,253,140	1,812,773
Cash and cash equivalents at December 31	$ 2,489,672	$ 1,513,713	$ 1,253,140